Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Beginning balance	$ 1,044	$ 71
Additions	1,305	1,236
Acquisitions through business combinations	1,559
Depreciation	(1,908)	(263)
Effect of foreign exchange rates	50
Ending balance	2,050	1,044	$ 71
Lease liabilities [abstract]
Beginning balance	1,111	70
Additions	1,305	1,236
Acquisitions through business combinations	1,559
Interest expense	90	26	1
Payments	(2,222)	(367)
Effect of foreign exchange rates	91	146
Ending balance	1,934	1,111	$ 70
Lease liabilities - current	831	293
Lease liabilities - non-current	$ 1,103	$ 818